Schedule of Debt Maturities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022	$ 1,216
2023	353	1,153
2024	353
2025	353
2026	353
Thereafter	633
Year Five		1,933
After Five Years
Total debt	3,262	3,086
Total debt	$ 3,262	$ 3,086